Goodwill and Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Intangible Assets [Line Items]
Amortization of intangible assets	$ 132,890,000	$ 126,883,000	$ 133,100,000
Intangible asset impairments	8,711,000	19,696,000
Purchases of intangible assets	10,412,000	34,225,000	26,089,000
Goodwill written off	1,600,000	1,600,000
In-process research and development costs reclassified into developed technology		4,500,000
Increase in intangible assets from acquisitions	103,130,000	72,448,000
Ingenuity
Schedule of Intangible Assets [Line Items]
Increase in intangible assets from acquisitions		2,100,000
Other Long-term Assets
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	700,000	16,900,000
Intangible Asset Abandonment Charges
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	$ 8,700,000	$ 19,700,000	$ 2,000,000